SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
Schedule of Company's revenue in geographic locations

	For the years ended December 31,
	2018	2017	2016
REVENUE
Europe	$1,600,633	$466,471	$4,832,977
Rest of the World	148,500	4,393,303	4,251,260
United States	—	529,240	428,559
	$1,749,133	$5,389,014	$9,512,796